Debt - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	May 31, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 GBP (£)
Line of Credit Facility [Line Items]
Line of credit facility, fair value of amount outstanding		$ 128.4
Revolving credit facility of weighted average interest rate	7.22%			7.22%
Percentage of redemption price on aggregate principal amount	101.00%			101.00%
Debt instrument, interest rate, effective percentage	5.35%			5.35%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long term line of credit	$ 437.1
Line of credit facility, interest rate at period end	1.75%
Line of credit facility, commitment fee percentage	35.00%
Line of credit facility, fair value of amount outstanding			$ 0.0
Debt instrument, unused borrowing capacity, amount	$ 437.1	297.1
Repayments of long term lines of credit	397.9	$ 387.3
Short-Term Debt [Member]
Line of Credit Facility [Line Items]
Accrued interest payable	6.0
Interest expense	6.1
Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument, face amount	$ 331.1			£ 250.0
Debt instrument, aggregate amount					$ 2,600.0	£ 2,000.0
Debt instrument, interest rate, stated percentage	5.10%			5.10%
Debt instrument, maturity date	Nov. 25, 2030